ACQUISITION AND DISPOSITIONS (Details) - Entity [Domain] $ / shares in Units, $ in Thousands			3 Months Ended				6 Months Ended	12 Months Ended
	Oct. 16, 2014 USD ($) mi $ / shares shares	Jul. 02, 2012 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($)
Agreement and Plan of Merger
Closing price of common stock (in dollars per share) | $ / shares	$ 25.40
Common stock, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01	$ 0.01				$ 0.01	$ 0.01
Transaction costs								$ 11,817	$ 776	$ 20,800
Estimated purchase price allocation
Goodwill			$ 764,630	$ 764,630				764,630	603,446
Pension and other postretirement obligations			122,363	122,363				122,363	75,754
Deferred income taxes			246,665	246,665				246,665	179,859
Accumulated other comprehensive loss, net			(31,640)	(31,640)			$ (45,784)	(31,640)	(1,000)	(45,784)
Business Combination Adjustments
Increase in assets								1,200
Adjustments to the fair value
Estimated purchase price allocation
Pension and other postretirement obligations			6,300	6,300				6,300
Deferred income taxes			2,400	2,400				2,400
Accumulated other comprehensive loss, net			3,900	3,900				$ 3,900
Enventis
Agreement and Plan of Merger
Number of route miles of fiber network | mi	4,200
Common stock, no par value (in dollars per share) | $ / shares	$ 0
Business combination exchange ratio	0.7402
Estimated cash payable to employees and directors	$ 4,700
Percentage of outstanding shares acquired	100.00%
Aggregate price of acquisition	$ 257,700
Assumption of debt at acquisition	$ 149,900
Number of shares issued on date of merger | shares	10,100,000							10,100,000
Net revenues				37,600
Net income				(1,400)
Acquisition related costs			5,700	5,700				$ 5,700
Purchase consideration at acquisition	$ 257,700
Transaction costs			9,800		$ 700	$ 900		11,500
Cash and cash equivalents			10,382	10,382				10,382
Estimated purchase price allocation
Cash and cash equivalents			10,382	10,382				10,382
Accounts receivable			37,399	37,399				37,399
Current assets			15,961	15,961				15,961
Property, plant and equipment			284,709	284,709				284,709
Other intangible assets			26,600	26,600				26,600
Other long-term assets			3,162	3,162				3,162
Total assets acquired			378,213	378,213				378,213
Current liabilities			40,552	40,552				40,552
Pension and other post-retirement obligations			13,852	13,852				13,852
Deferred income taxes			74,628	74,628				74,628
Other long-term liabilities			2,766	2,766				2,766
Total liabilities assumed			131,798	131,798				131,798
Net fair value assets acquired			246,415	246,415				246,415
Goodwill			161,184	161,184				161,184
Total consideration transferred			407,599	407,599				407,599
Unaudited Pro Forma Results
Operating revenues								790,745	790,777
Income from operations								104,674	103,178
Income from continuing operations								18,648	24,288
Less: income attributable to noncontrolling interest								321	330
Net income attributable to common stockholders								$ 18,327	$ 23,958
Net income per common share - basic and diluted
Net income per basic and diluted common share attributable to common shareholders (in dollars per share) | $ / shares								$ 0.37	$ 0.48
Business Combination Adjustments
Increase in property, plant, and equipment								$ 2,100
Increase in intangible assets								6,000
Increase in pension and other post-retirement obligations								6,300
Increase in deferred income taxes								600
Decrease in goodwill								(1,200)
Enventis | Customer Relationships
Agreement and Plan of Merger
Identifiable intangible assets acquired			19,600	19,600				19,600
Enventis | Tradenames
Agreement and Plan of Merger
Identifiable intangible assets acquired			1,400	1,400				$ 1,400
Estimated useful life								2 years
Enventis | Non-compete agreements
Agreement and Plan of Merger
Identifiable intangible assets acquired			$ 5,600	$ 5,600				$ 5,600
Estimated useful life								5 years
Enventis | Minimum | Customer Relationships
Agreement and Plan of Merger
Estimated useful life								5 years
Enventis | Maximum | Customer Relationships
Agreement and Plan of Merger
Estimated useful life								9 years
SureWest
Agreement and Plan of Merger
Percentage of outstanding shares acquired		100.00%
Cash consideration per share (in dollars per share) | $ / shares		$ 23.00
Aggregate price of acquisition		$ 550,800
Cash paid and debt assumed		$ 402,400
Number of shares issued on date of merger | shares		9,965,983
Stock price (in dollars per share) | $ / shares		$ 14.89
Value of common stock issued		$ 148,400
Net revenues							133,100
Net income							2,500
Acquisition related costs							$ 9,500			$ 9,500
Purchase consideration at acquisition		$ 550,800